Subsequent Events (Details) - Iris - USD ($)								3 Months Ended		12 Months Ended
	May 01, 2025	Apr. 30, 2025	Apr. 03, 2025	Mar. 07, 2025	Feb. 13, 2025	Feb. 03, 2025	Jan. 07, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025
Subsequent Events
Proceeds from Trust Account for tax payments								$ 15,000	$ 294,519	$ 354,519	$ 853,261
Cash redemption price								$ 9.51		$ 10.07	$ 9.96
Subsequent event
Subsequent Events
Aggregate redemption amount						$ 739,195
Proceeds from Trust Account for tax payments						$ 15,000
Deferred underwriting fees settled		$ 9,160,000
Deferred underwriting fee payable settled in shares		$ 7,000,000
Threshold days for the settlement of deferred underwriting fee payable in shares		180 days
Deferred underwriting fee payable settled in cash		$ 500,000
Deferred underwriting fee waived		1,660,000
Remaining amount of deferred underwriting fee settled		$ 500,000
Threshold period for settling remaining deferred underwriting fee		6 months
Payment to advisory services		$ 500,250
Payment for redemption of shares	$ 702,359
Liminatus
Subsequent Events
Proceeds from promissory note								$ 575,000	$ 700,000	$ 2,850,000	$ 818,500
Outstanding principal balance								4,243,500		3,668,500	818,500
Equity subscription agreement | Subsequent event
Subsequent Events
Common stock exercised												59,844
Cash redemption price												$ 11.74
Redemptions left in trust												$ 702,359
Promissory Note with Related Party
Subsequent Events
Outstanding principal balance								613,720		613,720	613,720
Promissory Note with Related Party | Liminatus
Subsequent Events
Outstanding principal balance								$ 4,243,500		$ 3,668,500	$ 818,500
Promissory Note with Related Party | Liminatus | Subsequent event
Subsequent Events
Proceeds from promissory note			$ 200,000	$ 200,000			$ 250,000
Outstanding principal balance			$ 4,443,500	$ 4,243,500			$ 3,918,500
Promissory Note with Related Party | Liminatus | Subsequent event
Subsequent Events
Proceeds from promissory note					$ 125,000
Outstanding principal balance					$ 4,043,500